FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs

Investment in the
Investee D
RMB’000

Fair value at January 1, and December 31, 2016	3,973
Other than temporary impairment	(3,973)

Fair value at December 31, 2017 and 2018	—
Fair value at December 31, 2018 (US$’000)	—